Equity - Proposal for distribution of profits (Details) - SEK (kr) kr / shares in Units, kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Equity
Profit at the disposal of the annual general meeting	kr 13,054
Proposed dividends	194	kr 232
Remaining disposable funds to be carried forward	kr 12,860
Proposed dividends per share	kr 48.70